Basis of Presentation, Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of estimated useful life of property and equipment

Estimated useful lives of the principal classes of assets are as follows:

Lab equipment	5 – 7 years
Computer hardware and software	3 – 7 years
Leasehold improvements	1 – 5 years or the term of the lease, if shorter
Furniture, fixtures and equipment	5 – 10 years

Schedule of customer concentration of risk in revenue

During the years ended December 31, 2015, 2014 and 2013, the following customers comprised more than 10% of revenues:

	2015	2014	2013

Customer 1	14%	7%	0%
Customer 2	7%	21%	0%
Customer 3	4%	10%	0%
Customer 4	0%	6%	13%
Customer 5	0%	0%	31%
Customer 6	0%	3%	13%
Customer 7	0%	0%	12%

Schedule of customer concentration of risk in accounts receivable

As of December 31, 2015 and 2014, the following customers comprised more than 10% accounts receivable:

	2015	2014

Customer 1	19%	0%
Customer 2	17%	32%
Customer 3	10%	2%
Customer 4	10%	0%
Customer 5	10%	0%
Customer 6	4%	13%
Customer 7	0%	13%
Customer 8	0%	20%

Schedule of geographic concentration of risk in revenue

During the years ended December 31, 2015, 2014 and 2013, regional revenue, based on customer locations which comprised more than 10% of revenues, consisted of the following:

	2015	2014	2013

United States	46%	47%	0%
Italy	20%	8%	18%
France	16%	3%	7%
Germany	6%	16%	32%
Canada	5%	10%	0%
Saudi Arabia	0%	3%	31%
Netherlands	0%	0%	13%

Schedule of net loss per share

At December 31, 2015, 2014 and 2013, the Company excluded the outstanding securities summarized below, which entitle the holders thereof to ultimately acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.

	2015	2014	2013

Long Term Investor Rights	400,057	1,021,021	—
Underwriter’s warrants	802,000	805,000	—
Convertible notes payable	—	—	6,248,652
Warrants associated with convertible debt	1,038,403	1,178,707	1,180,766
Common stock options	3,472,146	3,251,627	2,240,568
Restricted stock units	190,000	—	—
Employee stock purchase plan	93,000	—	—
Total	5,995,606	6,256,355	9,669,986